Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2015	2016	2017
	HK$	HK$	HK$

Basic and diluted income per share
Numerator:
Net income/(loss) for the year attributable to the Company’s ordinary shareholders	131,335	692,042	139,895
- Continuing operations	(1,917)	5,508	(1,446)
- Discontinued operations	133,252	686,534	141,341

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Net income of Basic and diluted income per share	HK$10.20	HK$53.50	HK$10.81
- Continuing operations	(HK$0.15)	HK$0.44	(HK$0.11)
- Discontinued operations	HK$10.35	HK$53.06	HK$10.92